Summary of Significant Accounting Policies (Details) - Schedule of Class A Ordinary Shares Subject to Possible Redemption - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of Class A Ordinary Shares Subject to Possible Redemption [Line Items]
Gross proceeds		$ 175,950,000	$ 172,500,000
Plus:
Remeasurement of carrying value to redemption value		2,582,948
Redemption of Class A ordinary shares	$ (15,300,532)
Class A ordinary shares subject to possible redemption	1,949,468	17,250,000	17,250,000
Class A ordinary shares subject to possible redemption		178,532,948	$ 175,950,000
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Class A Ordinary Shares Subject to Possible Redemption [Line Items]
Gross proceeds	178,532,948	175,950,000
Plus:
Remeasurement of carrying value to redemption value	2,335,035	2,582,948
Redemption of Class A ordinary shares	(159,340,179)
Class A ordinary shares subject to possible redemption	21,527,804	178,532,948
Ordinary Shares Subject To Possible Redemption [Member] | Common Stock [Member]
Plus:
Class A ordinary shares subject to possible redemption	$ 1,949,468	$ 17,250,000
Beginning balance (in Shares)	17,250,000	17,250,000